4. Line of Credit	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Debt Disclosure [Abstract]
Line of Credit
4.	LINE OF CREDIT

The Company has a revolving line of credit with Wells Fargo Bank, N.A. in the amount of $55,000. Amounts drawn under this line of credit are due on demand, and monthly interest and principal payments are required. The interest rate on the line of credit is 7.5%. This line of credit is collateralized by the personal guarantee of the majority stockholder. Line of credit balance was $0 at June 30, 2018 and $0 at September 30, 2017.

The Company has a revolving line of credit with Wells Fargo Bank, N.A. in the amount of $55,000. Amounts drawn under this line of credit are due on demand, and monthly interest and principal payments are required. The interest rate on the line of credit is 7.5%. This line of credit is collateralized by the personal guarantee of the majority stockholder. Line of credit balance was $0 and $19,732 for the years ended September 30, 2017 and 2016, respectively.